CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Cost of revenues		86,645	1,185	80,591	70,421
Gross profit		103,077	1,409	94,009	83,430
Selling, general and administrative expenses		54,650	747	50,129	48,680
Research and development expenses		16,541	226	15,410	15,607
Impairment of non-current assets		8,588	117	16,767	210
Other income, net		(982)	(13)	(4,290)	(1,955)
Total operating expenses		78,797	1,077	78,016	62,542
Results from operating activities (A)		24,280	332	15,993	20,888
Finance income		2,623	36	2,461	2,280
Finance expense		(970)	(13)	(983)	(1,163)
Finance income, net (B)		1,653	23	1,478	1,117
Share of profit of equity accounted investees, net of tax (C)		480	7	561	438
Profit before tax [(A)+(B)+(C)]		26,413	361	18,032	22,443
Tax (expense)/benefit, net		9,175	125	(1,466)	3,648
Profit for the year		₨ 17,238	$ 236	₨ 19,498	₨ 18,795
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)		₨ 103.94	$ 1.42	₨ 117.63	₨ 113.28
Diluted earnings per share of Rs.5/- each | (per share)		₨ 103.65	$ 1.52	₨ 117.40	₨ 113.09

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).